WARRANTS	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Sep. 30, 2016
Warrants and Rights Note Disclosure [Abstract]
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]
10.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, December 31, 2014	-	-
Issued	10,823,450	1.35
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Outstanding and exercisable, December 31, 2015	18,049,075	1.35
Issued	18,049,075	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35

In February 2016, a warrant holder exercised 148,787 warrants on a cash-less basis based on the terms of the warrant agreement and was issued 45,508 common shares. (Note 8 (xiv)).

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding as of March 31, 2016:

Exercise Price ($)		Number of Warrants	Expiry Date
1.40	Note 8(vi)	7,735,750	February 26, 2019
0.80	Note 8(vi)	773,575	February 26, 2019
1.40	Note 8(viii)	1,212,500	March 27, 2019
0.80	Note 8(viii)	121,250	February 26, 2019
1.40	Note 8(ix)	891,250	March 31, 2019
0.80	Note 8(ix)	89,125	February 26, 2019
1.40	Note 8(x)	3,115,000	April 21, 2019
0.80	Note 8(x)	311,500	February 26, 2019
1.40	Note 8(xi)	1,418,750	May 27, 2019
0.80	Note 8(xi)	141,875	February 26, 2019
1.40	Note 8(xii)	2,035,000	June 30, 2019
0.80	Note 8(xii)	54,713	February 26, 2019
		17,900,288

The weighted-average remaining contractual term of the outstanding warrants is 2.77 (March 31, 2015 – 3.93, December 31, 2015 and 2014 – 3.16 and nil, respectively).

Exchangeable share purchase warrants

In 2014 the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction the Company was committed to issue these lenders warrants exercisable into 349,522 Exchangeable Shares at an exercise price of $0.23 per share for a period ending March 21, 2017. During the year ended December 31, 2015, the Company issued these warrants.

Warrant derivative liability

The Company’s outstanding common share purchase warrants include price protection provisions that allow for a reduction in the exercise price of the warrants in the event the Company subsequently issues common stock or options, rights, warrants or securities convertible or exchangeable for shares of common stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased based on a pre-defined formula.

In addition, prior to the effectiveness of certain resale registration statements or if any such registration statements are no longer effective, the holder of the Company’s warrants, at their option, may exercise all or any part of the warrants in a “cashless” or “net-issue” exercise.

The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.

The Company’s derivative instruments have been measured at fair value at inception and at each reporting period using a simulation model. The Company recognizes all of its warrants with price protection on its consolidated balance sheet as a derivative liability.

The following summarizes the changes in the value of the warrant derivative liability from inception until March 31, 2016:

		Number of Warrants	Value ($)

Warrants issued in February 26, 2015 financing	Note 8(vi)	8,509,325	550,374
Warrants issued in March 27, 2015 financing	Note 8(viii)	1,333,750	1,036,325
Warrants issued in March 31, 2015 financing	Note 8(ix)	980,375	759,290
Change in fair value of warrant derivative liability			6,036,659
Balance at March 31, 2015			8,382,648
Warrants issued in April 21, 2015 financing	Note 8(x)	3,426,500	2,588,722
Warrants issued in May 27, 2015 financing	Note 8(xi)	1,560,625	1,025,173
Warrants issued in June 30, 2015 financing	Note 8(xii)	2,238,500	1,490,969
Change in fair value of warrant derivative liability			(7,419,643)
Balance at December 31, 2015			6,067,869
Fair value of warrants exercised			(60,966)
Change in fair value of warrant derivative liability			(870,913)
Balance at March 31, 2016			5,135,990

During the year ended March 31, 2016 and December 31, 2015, the Company recorded a loss of $548,046 on recognition of the warrant derivative liability and a gain of $8,290,601 and $1,382,984, respectively on re-measurement to fair value at year end. The net impact is a gain of $7,742,555 and $484,124, respectively recorded as a change in fair value of warrant derivative liability within the Company’s consolidated statement of operations and comprehensive (loss) income.

During the three month period ended March 31, 2016, $870,913 was recorded as a change in fair value of warrant derivative liability within the Company’s consolidated statements of operations and comprehensive loss.

The key inputs and assumptions used in the simulation model at inception and at March 31, 2016 and 2015 and December 31, 2015 are as follows:

Grant date	Number of Warrants	Expected life in years	Exercise Price ($)	Risk free rate	Dividend rate	Expected volatility	Fair value ($)
At Inception:
February 26, 2015	7,735,750	4	1.4	0.44%	0%	51.83%	464,784
February 26, 2015	773,575	4	0.8	0.44%	0%	51.83%	85,590
March 27, 2015	1,212,500	3.92	1.4	0.43%	0%	52.37%	950,913
March 27, 2015	121,250	3.92	0.8	0.43%	0%	52.37%	85,412
March 31, 2015	891,250	3.91	1.4	0.41%	0%	52.45%	696,582
March 31, 2015	89,125	3.91	0.8	0.41%	0%	52.45%	62,708
April 21, 2015	3,115,000	3.85	1.4	0.68%	0%	51.54%	2,371,956
April 21, 2015	311,500	3.85	0.8	0.68%	0%	51.54%	216,766
May 27, 2015	1,418,750	3.76	1.4	0.46%	0%	51.74%	933,065
May 27, 2015	141,875	3.76	0.8	0.46%	0%	51.74%	92,108
June 30, 2015	2,035,000	3.66	1.4	0.37%	0%	52.94%	1,356,512
June 30, 2015	203,500	3.66	0.8	0.37%	0%	52.94%	134,457

At Period End:
March 31, 2016	16,408,250	2.91	1.4	0.21%	0%	62.96%	4,585,539
March 31, 2016	1,492,038	2.91	0.8	0.21%	0%	62.96%	550,451

At Period End:
December 31, 2015	16,408,250	3.16	1.4	0.65%	0%	53.58%	5,315,536
December 31, 2015	1,640,825	3.16	0.8	0.65%	0%	53.58%	752,333

At Period End:
March 31, 2015	9,839,500	3.91	1.4	0.41%	0%	52.45%	7,690,340
March 31, 2015	983,950	3.91	0.8	0.41%	0%	52.45%	692,308

In addition to the forgoing, the Company also utilized a holding cost to approximate the impact of a holder of the warrant to maintain a hedging strategy in which they maintained a short position. On analysis of comparable companies and other information the Company has determined that the use of 2.25% in the simulation model is a reasonable assumption.

The warrant derivative liability is classified within Level 3 of the fair value hierarchy because on initial recognition and again at each reporting period, it was valued using these significant inputs and assumptions that are unobservable in the market. Changes in the values assumed and used in the simulation model can materially affect the estimate of fair value.

Generally, an increase in the market price of the Company’s common shares, an increase in the volatility of the Company’s common shares and an increase in the expected life would result in a directionally similar change in the estimated fair value of the warrant derivative liability. An increase in the risk free rate would result in a decrease in the fair value of the warrant derivative liability.

The expected life is based on the remaining contractual term of the warrants. The risk free rate was based on U.S. treasury-note yields with terms commensurate with the remaining term of the warrants. Expected volatility over the expected term of the warrants is estimated based on consideration of historical volatility and other information.

In addition to the assumptions above, the Company also took into consideration the probability of the Company’s participation in another round of financing, the type of such financing and the range of the stock price for the financing at that time. At each increment of the simulation, the daily volume weighted-average price was calculated. If this amount was 200% greater than the exercise price of the warrants at the time, and this threshold was maintained for 20 consecutive days, the simulation assumed the trigger of the Company’s option to redeem and the exercise of the warrants by the holder within thirty days. In the circumstance where the redemption was not triggered the warrant was valued at its discounted intrinsic value at maturity.

11.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Outstanding and exercisable, December 31, 2015	18,049,075	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, September 30, 2016	17,638,243	1.36

In February 2016, a warrant holder exercised 148,787 warrants on a cashless basis based on the terms of the warrant agreement and was issued 45,508 common shares. During the six month period ended September 30, 2016, 262,045 warrants were exercised on a cashless basis based on the terms of the warrant agreement and the Company issued 51,249 common shares (Note 9 (iv)).

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding as of September 30, 2016:

Exercise Price ($)		Number of Warrants
1.40		7,735,750	February 26, 2019
1.40		1,212,500	March 27, 2019
1.40		891,250	March 31, 2019
1.40	Note 9(i)	3,115,000	April 21, 2019
1.40	Note 9 (ii)	1,418,750	May 27, 2019
1.40	Note 9(iii)	2,035,000	June 30, 2019
0.80	Note 9 (i) to (iii)	1,229,993	February 26, 2019
		17,638,243

The weighted-average remaining contractual term of the outstanding warrants is 2.50 (March 31, 2016 - 2.77).

Exchangeable share purchase warrants

In 2014, the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction the Company was committed to issue these lenders warrants exercisable into 349,522 Exchangeable Shares at an exercise price of $0.23 per share for a period ending March 21, 2017. During the year ended March 31, 2015, the Company issued these warrants.

Warrant derivative liability

The Company’s outstanding common share purchase warrants include price protection provisions that allow for a reduction in the exercise price of the warrants in the event the Company subsequently issues common stock or options, rights, warrants or securities convertible or exchangeable for shares of common stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased based on a pre-defined formula.

In addition, prior to the effectiveness of certain resale registration statements or if any such registration statements are no longer effective, the holder of the Company’s warrants, at their option, may exercise all or any part of the warrants in a “cashless” or “net-issue” exercise.

The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.

The Company’s derivative instruments have been measured at fair value at inception and at each reporting period using a simulation model. The Company recognizes all of its warrants with price protection on its consolidated balance sheet as a derivative liability.

The following summarizes the changes in the value of the warrant derivative liability from inception until September 30, 2016:

	Number of Warrants	Value ($)

Balance at March 31, 2015	10,823,450	8,382,648
Warrants issued in April 21, 2015 financing	3,426,500	2,588,722
Warrants issued in May 27, 2015 financing	1,560,625	1,025,173
Warrants issued in June 30, 2015 financing	2,238,500	1,490,969
Change in fair value of warrant derivative liability	-	(7,419,643)
Balance at December 31, 2015	18,049,075	6,067,869
Fair value of warrants exercised	(148,787)	(60,966)
Change in fair value of warrant derivative liability	-	(870,913)
Balance at March 31, 2016	17,900,288	5,135,990
Change in fair value of warrant derivative liability	-	(1,739,047)
Fair value of warrants exercised	(262,045)	(43,562)
Balance at September 30, 2016	17,638,243	3,353,381

During the six month period ended September 30, 2016, the Company recorded a gain of $1,739,047 (September 30, 2015 - $4,413,819) on re-measurement of the warrant liability to fair value. The change is recorded as a change in fair value of warrant derivative liability within the Company’s consolidated statement of operations and comprehensive (loss) income.

The key inputs and assumptions used in the simulation model at inception and at September 30, 3016 and March 31, 2016 are as follows:

Grant date	Number of Warrants	Expected life in years	Exercise Price ($)	Risk free rate	Dividend rate	Expected volatility	Fair value ($)
At Inception:
February 26, 2015	7,735,750	4	1.4	0.44%	0%	51.83%	464,784
February 26, 2015	773,575	4	0.8	0.44%	0%	51.83%	85,590
March 27, 2015	1,212,500	3.92	1.4	0.43%	0%	52.37%	950,913
March 27, 2015	121,250	3.92	0.8	0.43%	0%	52.37%	85,412
March 31, 2015	891,250	3.91	1.4	0.41%	0%	52.45%	696,582
March 31, 2015	89,125	3.91	0.8	0.41%	0%	52.45%	62,708
April 21, 2015	3,115,000	3.85	1.4	0.68%	0%	51.54%	2,371,956
April 21, 2015	311,500	3.85	0.8	0.68%	0%	51.54%	216,766
May 27, 2015	1,418,750	3.76	1.4	0.46%	0%	51.74%	933,065
May 27, 2015	141,875	3.76	0.8	0.46%	0%	51.74%	92,108
June 30, 2015	2,035,000	3.66	1.4	0.37%	0%	52.94%	1,356,512
June 30, 2015	203,500	3.66	0.8	0.37%	0%	52.94%	134,457

At year end March 31, 2016:
March 31, 2016	16,408,250	2.91	1.4	0.21%	0%	62.96%	4,585,539
March 31, 2016	1,492,038	2.91	0.8	0.21%	0%	62.96%	550,451

At Period End:
September 30, 2016	16,408,250	2.50	1.4	0.84%	0%	69.68%	3,008,245
September 30, 2016	1,229,993	2.50	0.8	0.84%	0%	69.68%	345,136

In addition to the forgoing, the Company also utilized a holding cost to approximate the impact of a holder of the warrant to maintain a hedging strategy in which they maintained a short position. On analysis of comparable companies and other information the Company has determined that the use of 2.25% in the simulation model is a reasonable assumption.

The warrant derivative liability is classified within Level 3 of the fair value hierarchy because on initial recognition and again at each reporting period, it was valued using these significant inputs and assumptions that are unobservable in the market. Changes in the values assumed and used in the simulation model can materially affect the estimate of fair value.

Generally, an increase in the market price of the Company’s common shares, an increase in the volatility of the Company’s common shares and an increase in the expected life would result in a directionally similar change in the estimated fair value of the warrant derivative liability. An increase in the risk free rate would result in a decrease in the fair value of the warrant derivative liability.

The expected life is based on the remaining contractual term of the warrants. The risk free rate was based on U.S. treasury-note yields with terms commensurate with the remaining term of the warrants. Expected volatility over the expected term of the warrants is estimated based on consideration of historical volatility and other information.

In addition to the assumptions above, the Company also took into consideration the probability of the Company’s participation in another round of financing, the type of such financing and the range of the stock price for the financing at that time. At each increment of the simulation, the daily volume weighted-average price was calculated. If this amount was 200% greater than the exercise price of the warrants at the time, and this threshold was maintained for 20 consecutive days, the simulation assumed the trigger of the Company’s option to redeem and the exercise of the warrants by the holder within thirty days. In the circumstance where the redemption was not triggered the warrant was valued at its discounted intrinsic value at maturity.